Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 27.3%
4,918	iShares 20+ Year Treasury Bond ETF	$731,946	1.9
3,221	iShares Core S&P 500 ETF	1,461,400	3.7
3,100	iShares Core S&P Small-Cap ETF	348,347	0.9
39,212	iShares Core U.S. Aggregate Bond ETF	4,550,945	11.7
16,774	Schwab U.S. TIPS ETF	1,064,478	2.7
33,615	Vanguard FTSE Developed Markets ETF	1,763,443	4.5
2,942	Vanguard Mid-Cap ETF	728,851	1.9

	Total Exchange-Traded Funds
	(Cost $10,310,999)	10,649,410	27.3

MUTUAL FUNDS: 72.6%
	Affiliated Investment Companies: 54.2%
118,853	Voya Global Bond Fund - Class P3	1,137,427	2.9
239,822	Voya High Yield Bond Fund - Class P3	1,942,555	5.0
1,203,369	Voya Intermediate Bond Fund - Class P3	12,551,142	32.1
47,071	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	730,070	1.9
82,121	Voya Multi-Manager International Factors Fund - Class P3	961,633	2.5
383,039	Voya Short Term Bond Fund - Class P3	3,807,408	9.8
		21,130,235	54.2

	Unaffiliated Investment Companies: 18.4%
143,027	TIAA-CREF S&P 500 Index Fund - Institutional Class	7,165,628	18.4

	Total Mutual Funds
	(Cost $27,315,531)	28,295,863	72.6

Total Investments in Securities (Cost $37,626,530)	$38,945,273	99.9
Assets in Excess of Other Liabilities	38,078	0.1
Net Assets	$38,983,351	100.0

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,649,410	$–	$–	$10,649,410
Mutual Funds	28,295,863	–	–	28,295,863
Total Investments, at fair value	$38,945,273	$–	$–	$38,945,273

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended August 31, 2021, where the following issuers were considered an affiliate:

	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 8/31/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya Global Bond Fund - Class P3	$1,031,408	$159,571	$(45,419)	$(8,133)	$1,137,427	$2,774	$1,765	$-
Voya High Yield Bond Fund - Class P3	1,719,276	288,711	(69,873)	4,441	1,942,555	27,380	8,768	-
Voya Intermediate Bond Fund - Class P3	10,549,995	2,653,854	(780,100)	127,393	12,551,142	92,833	(9,435)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	685,118	104,534	(25,787)	(33,795)	730,070	-	5,668	-
Voya Multi-Manager International Factors Fund - Class P3	678,429	392,097	(105,044)	(3,849)	961,633	-	15,600	-
Voya Short Term Bond Fund - Class P3	3,425,736	549,534	(155,815)	(12,047)	3,807,408	20,406	1,464	-
	$18,089,962	$4,148,301	$(1,182,038)	$74,010	$21,130,235	$143,393	$23,830	$-

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $37,746,421.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,472,635
Gross Unrealized Depreciation	(273,783)
Net Unrealized Appreciation	$1,198,852